PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property And Equpment, Net
	December 31,
	2021	2022
Cost:
Computers, manufacturing, peripheral equipment	$133,465	$143,522
Office furniture and equipment	2,341	2,372
Leasehold improvements	1,460	1,694

	137,266	147,588
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	105,300	115,260
Office furniture and equipment	1,578	1,724
Leasehold improvements	1,005	1,148

	107,883	118,132

Depreciated cost	$29,383	$29,456